Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Of Financial Assets And Liabilities Tables [Line Items]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds	$36,700	$—	$—	$36,700
Convertible note receivable	—	—	2,488	2,488

	$36,700	$—	$2,488	$39,188

Liabilities:
Contingent consideration obligations	$—	$—	$232,222	$232,222
Warrant liability — Sponsor Warrants	—	—	13,600	13,600
Warrant liability — Public Warrants	12,362	—	—	12,362

	$12,362	$—	$245,822	$258,184

	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds	$45,000	$—	$—	$45,000
Convertible note receivable	—	—	4,715	4,715

	$45,000	$—	$4,715	$49,715

Liabilities:
Contingent consideration obligations	—	—	273,367	273,367
Preferred stock warrants	—	—	76,640	76,640

	$—	$—	$350,007	$350,007

Schedule of Reconciliation of Contingent Consideration Obligations Measured on a Recurring Basis
The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using Level 3 inputs as of December 31, 2021 and 2020:

	Balance as of December 31, 2020	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2021
Liabilities:
Contingent consideration obligations	$273,367	$—	$—	$(41,145)	$232,222

	Balance as of December 31, 2019	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2020
Liabilities:
Contingent consideration obligations	$328,933	$—	$—	$(55,566)	$273,367

Schedule of Aggregate Fair Values of the Warrant Liability
The following table provides a roll-forward of the aggregate fair values of the Company’s warrant liabilities for which fair values are determined using Level 3 inputs:

Balance as of December 31, 2019	$—
Fair value of warrants issued in connection with Series B preferred stock sale	17,954
Issuance of warrant at fair value*	11,988
Loss recognized in earnings from change in fair value	46,698

Balance as of December 31, 2020	$76,640

Balance as of December 31, 2020	$76,640
Gain recognized in earnings from change in fair value	(13,482)
Warrant liability assumed at Closing Date (Sponsor Warrants)	34,764
Warrant liability assumed at Closing Date (Public Warrants)	24,438
Reclassification of Legacy Celularity Warrants to equity	(96,398)

Balance as of December 31, 2021	$25,962

*	The warrants issued at fair value were immediately charged to expense see Note 12.

Schedule of Convertible Note Valuation Model
Significant inputs for the convertible note valuation model are as follows:

	December 31, 2021	December 31, 2020
Face value	$4,000	$4,000
Coupon rate	12% - 17%	12%
Stock price	$0.17	$0.19
Term (years)	.7 - 3.19	0.6
Risk-free interest rate	0.29%	0.09%
Volatility	n/a	70%

Dragasac Warrant
Fair Value Of Financial Assets And Liabilities Tables [Line Items]
Schedule of Fair Value of Warrants Issued	Significant inputs for the warrants issued to Dragasac are as follows:

	July 16, 2021	December 31, 2020
Fair value of common stock	$9.66 - 10.20	$4.17 - 6.95
Exercise price a	$6.77	$6.77
Term	3.67	0.33 - 1.33
Volatility	54%	90%
Risk-free interest rate	0.60%	0.09% - 0.10%

(a)
The exercise price is the lower of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon a consummation of a change of control or the closing of a strategic transaction or (ii) the price at which one share of Legacy Celularity common stock is sold to the public in an initial public offering. As amended on March 16, 2020, the warrants are exercisable on the first to occur of (a) March 16, 2025, (b) the consummation of Legacy Celularity’s initial public offering, (c) the consummation of a change of control and (d) the closing of a strategic transaction pursuant to which Legacy Celularity’s stockholders exchange their existing shares of capital stock in Legacy Celularity for shares in a company whose shares are listed on a national stock exchange.

Series B Preferred Stock
Fair Value Of Financial Assets And Liabilities Tables [Line Items]
Schedule of Fair Value of Warrants Issued	Significant inputs for the warrants issued in connection with the Legacy Celularity Series B Preferred Stock are as follows:

	July 16, 2021	December 31, 2020
Fair value of common stock	$9.66 - 10.20	$4.17 - 6.95
Exercise price b	$7.53	$7.53
Term	3.67	0.33 - 1.33
Volatility	54%	90%
Risk-free interest rate	0.60%	0.09% - 0.10%

(b)
The warrants are exercisable at a price of $7.53 per share on the first to occur of: (a) the
60-month
anniversary of the date of issuance of the warrants, (b) the consummation of an agreement for a public exit event, and (c) the consummation of a change of control.

G X Sponsor Warrants
Fair Value Of Financial Assets And Liabilities Tables [Line Items]
Schedule of Fair Value of Warrants Issued	Significant inputs for the Sponsor Warrants are as follows:

	December 31, 2021	July 16, 2021
Common share price	$5.12	$10.20
Exercise price	$11.50	$11.50
Dividend yield	0%	0%
Term	4.5	5.0
Risk-free interest rate	1.19%	0.79%
Volatility	63.0%	50.0%